SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of investments measured at fair value) (Details) - USD ($)	Jul. 31, 2015	Jul. 31, 2014
First Eagle Global CL I [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 271,462	$ 273,000
Parnasus Core Equity Investor CL [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	305,626	277,571
Transamerica Tactical Income CL A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 269,649
Columbia Flexible CAP Income CL A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 271,076